UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 29, 2018
Rating	Percentage of Fund Investments
Aaa	70.71%
Aa1	0.71
Aa2	1.50
Aa3	1.12
A1	3.06
A2	2.37
A3	5.07
Baa1	4.01
Baa2	4.42
Baa3	3.21
Ba1	0.77
Ba3	0.06
Not Rated	0.52
Short Term Investments	2.47
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 983.50	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.75
Investor Class
Actual	$1,000.00	$ 981.40	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.49
Class L
Actual	$1,000.00	$ 980.00	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.74
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.51%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,234,549
1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	985,080
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	992,700
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	972,716
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	995,300
128,052	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	127,789
328,360	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	327,203
886,635	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	885,915
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	492,368
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	996,413
TOTAL ASSET-BACKED SECURITIES — 0.51% (Cost $8,098,016)		$ 8,010,033
CORPORATE BONDS AND NOTES
Basic Materials — 0.56%
	Air Liquide Finance(a)
250,000	1.38%, 09/27/2019	245,397
345,000	1.75%, 09/27/2021	328,274
240,000	2.25%, 09/27/2023	225,397
1,170,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,149,829
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	979,433
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,040,114
616,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	612,036
985,000	Monsanto Co 3.60%, 07/15/2042	806,761
1,500,000	Nutrien Ltd 4.13%, 03/15/2035	1,389,627
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	$ 1,022,226
1,000,000	Sherwin-Williams Co 4.50%, 06/01/2047	953,635
		8,752,729
Communications — 2.20%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,231,169
1,000,000	4.75%, 11/15/2046	1,031,901
	Amazon.com Inc
1,000,000	3.15%, 08/22/2027	960,024
1,000,000	4.05%, 08/22/2047	977,909
	AT&T Inc
1,000,000	2.80%, 02/17/2021	984,010
2,000,000	4.25%, 03/01/2027	1,957,588
500,000	6.15%, 09/15/2034	549,341
1,500,000	5.35%, 09/01/2040	1,462,967
1,000,000	CBS Corp 3.70%, 08/15/2024	972,277
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	499,926
500,000	4.91%, 07/23/2025	504,797
500,000	5.38%, 05/01/2047	453,723
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	985,890
1,000,000	2.20%, 09/20/2023	943,257
1,000,000	Comcast Corp 3.40%, 07/15/2046	810,219
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,894,107
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	991,690
500,000	8.75%, 06/15/2030	662,340
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	969,206
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,022,446
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,005,028
750,000	4.50%, 09/15/2042	615,804
	Warner Media LLC
1,000,000	4.75%, 03/29/2021	1,031,639
1,000,000	4.85%, 07/15/2045	910,243
	Verizon Communications Inc
1,000,000	2.45%, 11/01/2022	953,230
1,000,000	4.15%, 03/15/2024	1,009,847
1,000,000	2.63%, 08/15/2026	887,222
1,890,000	4.27%, 01/15/2036	1,742,441
2,000,000	3.85%, 11/01/2042	1,668,868
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,989,598

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Walt Disney Co
$ 1,000,000	1.85%, 07/30/2026	$ 872,216
1,000,000	4.13%, 12/01/2041	953,287
1,000,000	3.00%, 07/30/2046	785,372
		34,289,582
Consumer, Cyclical — 1.55%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	957,977
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	922,164
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	488,826
1,000,000	3.70%, 04/01/2027	980,533
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	927,964
1,000,000	Dollar General Corp 4.13%, 05/01/2028	980,101
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	977,122
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	977,639
1,500,000	5.29%, 12/08/2046(b)	1,391,393
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	982,140
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	985,653
1,000,000	Lear Corp 3.80%, 09/15/2027	938,572
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	997,111
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,201,634
	PACCAR Financial Corp
1,000,000	2.50%, 08/14/2020	988,670
1,000,000	2.30%, 08/10/2022	961,596
1,000,000	Royal Caribbean Cruises Ltd 2.65%, 11/28/2020	982,908
1,000,000	Starbucks Corp 3.50%, 03/01/2028	959,812
1,000,000	Tapestry Inc 3.00%, 07/15/2022	967,483
743,675	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	737,576
	Walmart Inc
2,000,000	3.13%, 06/23/2021	2,009,765
1,000,000	3.63%, 12/15/2047	935,166
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	986,559
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Wyndham Destinations Inc 4.15%, 04/01/2024	$ 983,750
		24,222,114
Consumer, Non-Cyclical — 4.70%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	738,345
1,500,000	3.75%, 11/30/2026	1,473,855
1,000,000	4.90%, 11/30/2046	1,069,937
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	979,979
500,000	4.70%, 05/14/2045	495,629
1,000,000	Aetna Inc 3.88%, 08/15/2047	893,877
500,000	Alberto-Culver Co 5.15%, 06/01/2020	517,952
	Altria Group Inc
500,000	2.85%, 08/09/2022	488,048
1,000,000	3.88%, 09/16/2046	877,936
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,276,655
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,468,932
1,000,000	4.90%, 02/01/2046	1,028,154
	Anheuser-Busch InBev Worldwide Inc
2,000,000	3.50%, 01/12/2024	1,989,637
580,000	4.44%, 10/06/2048	558,423
	Anthem Inc
923,000	3.13%, 05/15/2022	908,987
1,000,000	3.65%, 12/01/2027	946,917
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	961,900
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	943,253
	BAT Capital Corp(a)
1,000,000	2.76%, 08/15/2022	958,613
500,000	4.39%, 08/15/2037	468,765
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	999,667
1,000,000	4.38%, 12/15/2028(b)	1,001,483
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	965,643
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,507,295
1,000,000	Brown-Forman Corp 4.00%, 04/15/2038	997,404
	Celgene Corp
1,000,000	2.88%, 02/19/2021	986,534
1,000,000	3.63%, 05/15/2024	975,213
1,000,000	Constellation Brands Inc 4.10%, 02/15/2048	889,585
	CVS Health Corp
660,000	3.35%, 03/09/2021	659,228
1,000,000	5.05%, 03/25/2048	1,009,997
2,210,938	CVS Pass Through Trust 6.04%, 12/10/2028	2,353,332

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	$ 1,007,985
	Ecolab Inc
500,000	2.38%, 08/10/2022	481,857
438,000	2.70%, 11/01/2026	404,642
1,000,000	3.70%, 11/01/2046	904,067
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	997,980
1,000,000	General Mills Inc 4.55%, 04/17/2038	953,625
1,000,000	Gilead Sciences Inc 4.75%, 03/01/2046	1,031,372
1,000,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	998,090
900,000	Hershey Co 2.90%, 05/15/2020	898,845
	Humana Inc
1,000,000	2.90%, 12/15/2022	971,240
1,000,000	3.95%, 03/15/2027	983,010
750,000	Ingredion Inc 4.63%, 11/01/2020	768,726
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	943,810
	Kraft Heinz Foods Co
60,000	3.50%, 06/06/2022	59,439
1,010,000	4.88%, 02/15/2025(a)	1,029,505
1,000,000	3.95%, 07/15/2025	971,708
1,000,000	4.38%, 06/01/2046	864,429
284,000	Life Technologies Corp 6.00%, 03/01/2020	296,016
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	978,219
	Maple Escrow Subsidiary Inc(a)
1,000,000	3.55%, 05/25/2021	1,000,160
500,000	4.60%, 05/25/2028	502,076
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	338,157
1,000,000	4.20%, 08/15/2047	947,417
	Medtronic Inc
500,000	2.50%, 03/15/2020	496,513
500,000	3.50%, 03/15/2025	494,611
500,000	4.63%, 03/15/2045	529,594
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	955,708
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	448,540
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,033,101
1,000,000	3.25%, 01/15/2028	943,998
	Mylan NV
500,000	3.15%, 06/15/2021	494,336
1,000,000	3.95%, 06/15/2026	955,890
2,000,000	Novartis Capital Corp 3.40%, 05/06/2024	1,994,743
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	894,152
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	551,154
1,164,000	3.50%, 12/15/2021	1,151,856
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Pfizer Inc 4.00%, 12/15/2036	$ 999,775
500,000	Philip Morris International Inc 4.13%, 03/04/2043	465,044
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	943,251
700,000	Roche Holdings Inc(a)(b) 1.75%, 01/28/2022	665,353
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,025,345
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	957,283
1,000,000	Sysco Corp 3.25%, 07/15/2027	936,242
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	283,263
	UnitedHealth Group Inc
500,000	2.56%, 06/15/2021(c) 3-mo. LIBOR + 0.26%	500,344
500,000	4.63%, 07/15/2035	525,542
500,000	3.95%, 10/15/2042	473,477
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	603,750
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,237,838
2,028,000	4.25%, 08/15/2035	1,910,490
900,000	Zoetis Inc 4.70%, 02/01/2043	927,427
		73,122,170
Energy — 2.91%
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	962,072
1,000,000	Baker Hughes, a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	930,158
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,016,167
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	965,758
1,000,000	3.81%, 02/10/2024	1,009,821
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	959,853
1,500,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	1,446,196
1,000,000	Colonial Pipeline Co(a) 4.25%, 04/15/2048	968,830
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,164,936
700,000	Ecopetrol SA 4.13%, 01/16/2025	679,000

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	$ 662,397
200,000	EOG Resources Inc 2.63%, 03/15/2023	191,930
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	921,271
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,446,648
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	981,526
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	519,067
	Halliburton Co
1,000,000	3.50%, 08/01/2023	995,343
1,000,000	5.00%, 11/15/2045	1,064,605
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	998,415
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	499,788
500,000	4.70%, 11/01/2042	443,167
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	398,752
500,000	5.30%, 12/01/2034	492,335
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	950,697
150,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	154,698
1,000,000	MPLX LP 4.50%, 04/15/2038	923,041
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	955,261
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	569,385
500,000	Patterson-UTI Energy Inc(a) 3.95%, 02/01/2028	467,482
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,273,747
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,029,490
1,500,000	3.50%, 01/30/2023	1,420,005
1,000,000	6.50%, 03/13/2027	1,023,000
600,000	6.63%, 06/15/2035	586,500
833,000	6.35%, 02/12/2048(a)	753,865
1,000,000	Phillips 66 4.65%, 11/15/2034	1,004,754
	Phillips 66 Partners LP
95,000	2.65%, 02/15/2020	93,915
1,000,000	4.90%, 10/01/2046	957,770
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	946,641
750,000	4.30%, 01/31/2043	619,115
	Sabine Pass Liquefaction LLC
625,000	5.63%, 02/01/2021	653,630
1,000,000	4.20%, 03/15/2028	961,282
Principal Amount		Fair Value
Energy — (continued)
	Shell International Finance BV
$ 2,000,000	1.75%, 09/12/2021	$ 1,915,496
750,000	3.63%, 08/21/2042	684,108
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,039,275
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	920,990
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,020,060
750,000	Total Capital International SA 2.88%, 02/17/2022	742,736
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,695,380
500,000	Valero Energy Corp 7.50%, 04/15/2032	639,239
500,000	Valero Energy Partners LP 4.50%, 03/15/2028	491,385
1,100,000	Western Gas Partners LP 5.38%, 06/01/2021	1,140,167
		45,351,149
Financial — 8.12%
1,000,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.88%, 01/23/2028	920,732
1,500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,490,772
1,000,000	Air Lease Corp 3.38%, 06/01/2021	994,551
543,478	ALEX Alpha LLC 1.62%, 08/15/2024	520,683
1,000,000	Allstate Corp 3.15%, 06/15/2023	989,694
1,000,000	American Express Co 8.15%, 03/19/2038	1,422,952
	American Express Credit Corp
1,000,000	2.25%, 08/15/2019	994,573
1,500,000	3.30%, 05/03/2027	1,444,891
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026	444,829
2,000,000	3.35%, 05/15/2027(b)	1,917,204
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	982,305
1,000,000	2.37%, 07/21/2021(c) 3-mo. LIBOR + 0.66%	980,251
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	1,955,124
1,000,000	3.30%, 01/11/2023	985,015
1,000,000	3.95%, 04/21/2025	979,045
1,000,000	3.50%, 04/19/2026	966,941
500,000	6.11%, 01/29/2037	574,003
1,000,000	5.88%, 02/07/2042	1,169,898

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Bank of Montreal(b) 1.90%, 08/27/2021	$ 957,100
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	994,563
1,000,000	3.65%, 02/04/2024	1,004,487
1,000,000	Barclays Bank PLC 2.65%, 01/11/2021	978,420
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,404,948
2,151,270	BGS CTL Pass Through Trust 6.36%, 06/15/2033	2,451,355
1,000,000	BlackRock Inc 3.20%, 03/15/2027	964,037
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	823,556
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,033,451
2,000,000	3.30%, 10/30/2024	1,898,823
	Charles Schwab Corp
1,000,000	3.25%, 05/21/2021	1,003,923
1,000,000	2.65%, 01/25/2023	973,188
1,000,000	Citibank NA 2.13%, 10/20/2020	975,486
	Citigroup Inc
2,000,000	4.50%, 01/14/2022	2,053,858
1,000,000	3.40%, 05/01/2026	948,761
1,250,000	4.45%, 09/29/2027	1,229,837
500,000	6.63%, 01/15/2028	582,613
1,200,000	4.65%, 07/30/2045	1,193,203
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	975,288
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,013,485
	Credit Suisse AG
500,000	3.00%, 10/29/2021	493,267
500,000	3.63%, 09/09/2024	492,668
1,753,529	Durrah MSN 35603 1.68%, 01/22/2025	1,676,688
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,000,307
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,968,836
1,000,000	Goldman Sachs Bank 3.20%, 06/05/2020	1,003,640
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	987,474
1,000,000	2.60%, 12/27/2020	982,409
1,500,000	3.00%, 04/26/2022	1,466,296
1,000,000	3.50%, 01/23/2025	965,400
1,100,000	6.75%, 10/01/2037	1,306,677
1,000,000	6.25%, 02/01/2041	1,166,785
78,000	HCP Inc 5.38%, 02/01/2021	81,079
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	948,477
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	$ 1,004,379
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	999,569
1,000,000	4.25%, 03/14/2024	994,515
500,000	3.90%, 05/25/2026	488,750
750,000	6.50%, 09/15/2037	874,428
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	934,712
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	930,912
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	982,716
	JPMorgan Chase & Co
1,000,000	2.75%, 06/23/2020	991,070
1,000,000	4.35%, 08/15/2021	1,028,302
1,500,000	2.70%, 05/18/2023	1,439,503
1,600,000	3.88%, 09/10/2024	1,584,498
1,000,000	2.95%, 10/01/2026	928,559
1,000,000	3.63%, 12/01/2027	940,367
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	924,662
1,000,000	5.50%, 10/15/2040	1,111,466
	KeyBank NA
650,000	2.50%, 12/15/2019	644,864
2,000,000	3.38%, 03/07/2023(b)	1,986,470
	KFW
2,000,000	1.50%, 04/20/2020	1,958,292
2,000,000	2.75%, 09/08/2020	2,001,629
2,000,000	2.00%, 10/04/2022	1,929,434
500,000	Kilroy Realty LP 3.80%, 01/15/2023	496,908
500,000	Kimco Realty Corp 2.70%, 03/01/2024	464,217
1,000,000	Markel Corp 3.63%, 03/30/2023	982,631
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	977,288
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,087,272
	Morgan Stanley
1,000,000	5.63%, 09/23/2019	1,030,429
1,000,000	5.50%, 07/28/2021	1,058,101
1,000,000	3.70%, 10/23/2024	986,823
1,500,000	3.13%, 07/27/2026	1,394,847
1,500,000	4.35%, 09/08/2026	1,481,371
1,000,000	4.30%, 01/27/2045	950,791
1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	985,100
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	991,789
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	662,650
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	914,891

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	PNC Bank NA 2.60%, 07/21/2020	$ 987,881
500,000	Prologis LP 4.25%, 08/15/2023	515,068
500,000	Protective Life Corp 8.45%, 10/15/2039	724,748
1,000,000	Regions Bank 2.75%, 04/01/2021	984,650
	Royal Bank of Canada
3,000,000	2.50%, 01/19/2021	2,946,810
1,000,000	3.20%, 04/30/2021	999,494
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,456,917
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,931,740
1,000,000	State Street Corp 2.55%, 08/18/2020	991,053
250,000	Susa Partnership LP 7.50%, 12/01/2027	305,367
1,000,000	Synchrony Bank 3.65%, 05/24/2021	1,000,504
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	58,220
	Toronto-Dominion Bank
1,000,000	3.00%, 06/11/2020	998,329
1,000,000	1.80%, 07/13/2021(b)	957,574
500,000	Travelers Cos Inc 6.25%, 06/15/2037	616,365
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,227,012
1,000,000	3.00%, 03/15/2022	988,913
1,000,000	3.10%, 04/27/2026	942,859
1,000,000	US Bank NA 3.15%, 04/26/2021	1,001,794
500,000	Ventas Realty LP 3.25%, 10/15/2026	460,866
1,000,000	Visa Inc 2.80%, 12/14/2022	980,757
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,453,602
1,500,000	3.00%, 04/22/2026	1,394,279
750,000	4.30%, 07/22/2027	738,840
500,000	5.38%, 02/07/2035	552,729
1,000,000	3.90%, 05/01/2045	910,046
1,000,000	4.40%, 06/14/2046	914,665
1,000,000	Wells Fargo Bank NA 2.60%, 01/15/2021	984,153
500,000	Welltower Inc 4.00%, 06/01/2025	490,220
1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	983,640
		126,377,148
Industrial — 2.20%
225,000	Agilent Technologies Inc 3.20%, 10/01/2022	221,022
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Amphenol Corp 4.00%, 02/01/2022	$ 1,019,520
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	934,416
411,984	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	428,341
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	455,381
500,000	5.15%, 09/01/2043	553,751
	Canadian National Railway Co
214,000	2.85%, 12/15/2021	211,323
720,000	2.25%, 11/15/2022	686,537
1,000,000	3.50%, 11/15/2042	901,205
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	957,671
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,148,550
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,081,842
1,000,000	FedEx Corp 3.90%, 02/01/2035	934,587
500,000	FLIR Systems Inc 3.13%, 06/15/2021	494,483
	General Dynamics Corp
500,000	2.88%, 05/11/2020	500,371
250,000	3.00%, 05/11/2021	249,178
1,000,000	3.50%, 05/15/2025	998,608
1,000,000	General Electric Co 4.13%, 10/09/2042	928,039
1,000,000	Hubbell Inc 3.50%, 02/15/2028	956,770
375,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	371,941
275,000	Keysight Technologies Inc 3.30%, 10/30/2019	274,277
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	989,822
1,000,000	3.90%, 04/15/2025	987,834
1,000,000	nVent Finance Sarl(a) 3.95%, 04/15/2023	989,333
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,025,000
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,016,782
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,042,267
188,000	Republic Services Inc 3.20%, 03/15/2025	180,839
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	950,151
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	962,996
1,000,000	4.35%, 04/15/2047	956,825

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	$ 1,318,999
615,000	Ryder System Inc 2.80%, 03/01/2022	599,277
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,027,444
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	989,876
1,000,000	Spirit AeroSystems Inc(c) 3.12%, 06/15/2021 3-mo. LIBOR + 0.80%	1,001,808
1,500,000	Textron Inc 4.30%, 03/01/2024	1,531,946
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,001,208
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	916,715
663,448	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	720,509
325,076	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	359,642
500,000	United Parcel Service Inc 2.40%, 11/15/2026	455,724
1,000,000	United Technologies Corp(b) 3.75%, 11/01/2046	874,724
		34,207,534
Technology — 1.72%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	949,267
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,916,921
1,000,000	2.75%, 01/13/2025	956,914
1,500,000	3.00%, 11/13/2027	1,424,779
1,000,000	3.85%, 05/04/2043	956,869
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	970,190
	Fidelity National Information Services Inc
1,910,000	2.25%, 08/15/2021	1,838,908
1,000,000	4.25%, 05/15/2028	1,002,306
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,024,763
	Intel Corp
1,000,000	2.45%, 07/29/2020	993,732
1,000,000	4.10%, 05/19/2046	1,004,047
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	974,460
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	984,482
1,000,000	3.13%, 11/03/2025	982,084
2,000,000	3.45%, 08/08/2036	1,913,435
1,000,000	4.45%, 11/03/2045	1,073,999
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	NVIDIA Corp 2.20%, 09/16/2021	$ 970,739
	Oracle Corp
1,000,000	1.90%, 09/15/2021	952,339
1,000,000	3.40%, 07/08/2024	990,332
1,000,000	4.30%, 07/08/2034	1,018,770
	QUALCOMM Inc
1,000,000	2.25%, 05/20/2020	985,219
1,000,000	2.90%, 05/20/2024	944,728
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	994,423
1,000,000	3.70%, 04/11/2028	992,444
		26,816,150
Utilities — 1.71%
1,000,000	AEP Texas Inc 3.80%, 10/01/2047	929,550
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,033,560
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	942,996
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	961,338
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,018,451
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,908,692
1,000,000	DTE Electric Co 3.75%, 08/15/2047	944,915
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	937,845
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,216,022
770,888	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	795,978
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	984,092
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	975,386
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	595,195
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	517,490
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	572,106
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,098,738
1,000,000	Northern States Power Co 4.00%, 08/15/2045	984,028
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,001,560
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,906,860

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	$ 513,593
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,050,588
1,000,000	4.05%, 05/01/2045	967,944
1,000,000	4.15%, 11/01/2045	992,205
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	996,054
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	509,739
500,000	Union Electric Co 8.45%, 03/15/2039	750,784
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,471,665
		26,577,374
TOTAL CORPORATE BONDS AND NOTES — 25.67% (Cost $409,588,973)		$ 399,715,950
FOREIGN GOVERNMENT BONDS AND NOTES
	Asian Development Bank
1,500,000	1.63%, 03/16/2021(b)	1,455,208
1,500,000	5.82%, 06/16/2028	1,810,596
	Colombia Government International Bond
500,000	4.38%, 07/12/2021	510,250
1,250,000	4.00%, 02/26/2024	1,248,750
1,750,000	5.00%, 06/15/2045	1,721,563
	European Investment Bank
2,000,000	2.88%, 09/15/2020	2,006,141
2,500,000	2.13%, 10/15/2021	2,442,501
2,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,529,477
1,000,000	FMS Wertmanagement 1.38%, 06/08/2021	959,395
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,068,046
	Inter-American Development Bank
1,500,000	1.75%, 10/15/2019	1,484,955
1,000,000	1.88%, 06/16/2020	986,536
1,500,000	1.75%, 04/14/2022(b)	1,444,709
	International Bank for Reconstruction & Development
1,000,000	0.88%, 08/15/2019	982,040
1,000,000	2.13%, 11/01/2020	987,295
2,000,000	1.63%, 02/10/2022(b)	1,915,984
1,500,000	7.63%, 01/19/2023(b)	1,797,837
	International Finance Corp
1,500,000	1.75%, 09/16/2019	1,486,132
1,500,000	1.13%, 07/20/2021	1,426,290
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,129,986
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Bank for International Cooperation
$ 1,500,000	2.25%, 02/24/2020	$ 1,485,290
1,500,000	2.25%, 11/04/2026(b)	1,388,593
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021(b)	998,850
1,000,000	3.60%, 01/30/2025	966,000
500,000	6.75%, 09/27/2034	586,250
2,000,000	4.60%, 01/23/2046	1,840,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	491,250
800,000	Peruvian Government International Bond 4.13%, 08/25/2027	818,000
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,099,548
600,000	6.38%, 10/23/2034	731,492
500,000	3.70%, 03/01/2041	460,182
2,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,829,656
	Province of British Columbia Canada
2,000,000	2.65%, 09/22/2021	1,981,540
2,000,000	2.25%, 06/02/2026	1,867,291
1,140,000	7.25%, 09/01/2036	1,735,787
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,825,778
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	493,962
1,500,000	4.40%, 04/14/2020	1,541,562
2,000,000	3.20%, 05/16/2024	1,995,023
1,000,000	Province of Quebec Canada 2.75%, 04/12/2027	961,930
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,580,937
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	534,492
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.64% (Cost $58,017,011)		$ 56,607,104
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.25%
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,522,533

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 899,166	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	$ 878,644
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,010,427
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	994,457
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,927,275
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,060,661	3.00%, 10/25/2029(a)	1,044,079
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,556,613
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	998,045
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	507,177
871,987	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	872,182
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	477,394
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,505,451
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	3,950,193
137,388	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	137,252
		19,381,722
U.S. Government Agency — 28.92%
	Federal Home Loan Mortgage Corp
1,183	5.00%, 09/01/2018	1,189
38,162	4.50%, 04/01/2020	38,442
16,836	5.00%, 12/01/2020	17,290
30,099	4.00%, 01/01/2021	30,878
20,539	5.00%, 04/01/2021	20,965
9,180	5.00%, 05/01/2021	9,266
13,598	5.50%, 05/01/2021	13,924
33,519	5.50%, 06/01/2022	34,539
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 571,814	2.50%, 11/01/2022	$ 567,801
8,852	5.00%, 03/01/2023	9,203
164,899	5.00%, 09/01/2024	175,826
196,253	4.50%, 10/01/2024	202,790
702,578	4.00%, 05/01/2026	722,771
229,680	3.50%, 08/01/2026	232,497
1,518,583	3.00%, 01/01/2027	1,518,823
11,109	7.50%, 05/01/2027	12,337
2,058,036	3.00%, 02/01/2029	2,053,616
14,162	6.50%, 04/01/2029	15,772
1,975,250	3.00%, 07/01/2029	1,975,564
1,962,929	2.50%, 02/01/2030	1,908,610
2,160	7.50%, 08/01/2030	2,504
4,462,728	2.50%, 12/01/2031	4,338,931
1,348,616	2.50%, 02/01/2032	1,311,179
489,730	3.50%, 04/01/2032	496,630
475,442	3.50%, 08/01/2032	481,279
453,452	2.50%, 10/01/2032	440,846
156,298	6.50%, 11/01/2032	174,065
1,213,832	2.50%, 12/01/2032	1,180,086
500,000	3.50%, 05/01/2033	506,052
56,617	4.50%, 08/01/2033	59,193
24,291	5.00%, 02/01/2034	25,927
821,247	4.00%, 06/01/2034	849,302
21,984	5.00%, 07/01/2034	23,380
113,804	5.00%, 09/01/2035	121,681
30,736	6.00%, 03/01/2036	33,864
20,520	6.00%, 04/01/2036	22,613
118,735	5.00%, 06/01/2036	126,804
2,572,406	3.00%, 09/01/2036	2,535,486
796,485	6.50%, 10/01/2036	887,028
228,574	5.50%, 10/01/2037	248,177
26,340	5.50%, 11/01/2037	28,436
36,124	5.50%, 12/01/2037	38,579
216,467	5.00%, 12/01/2039	231,525
553,552	5.00%, 02/01/2040	592,654
400,465	5.00%, 05/01/2040	427,877
150,252	4.50%, 07/01/2040	158,028
244,173	5.00%, 08/01/2040	260,875
395,462	4.00%, 10/01/2040	406,408
1,042,424	4.00%, 01/01/2041	1,071,264
1,838,976	4.00%, 02/01/2041	1,890,016
345,311	4.00%, 04/01/2041	354,867
979,364	3.50%, 11/01/2041	982,009
842,808	3.50%, 02/01/2042	845,083
1,052,309	3.50%, 03/01/2042	1,055,150
610,681	4.00%, 03/01/2042	627,618
674,917	3.50%, 07/01/2042	676,738
1,138,110	3.50%, 08/01/2042	1,141,178
546,563	3.00%, 09/01/2042	525,189
952,259	3.50%, 11/01/2042	954,828
778,372	3.50%, 05/01/2043	780,462
2,676,026	3.00%, 09/01/2043	2,610,614
492,627	4.00%, 10/01/2043	504,762
1,390,339	4.00%, 11/01/2043	1,428,765
501,327	4.50%, 11/01/2043	523,504
1,002,526	4.00%, 01/01/2044	1,026,914
1,146,602	4.00%, 09/01/2044	1,173,072

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,564,479	4.50%, 10/01/2044	$ 2,671,716
2,045,859	3.50%, 11/01/2044	2,045,203
3,167,287	3.00%, 04/01/2045	3,077,135
1,643,751	4.00%, 04/01/2045	1,681,597
1,301,753	3.00%, 06/01/2045	1,264,278
1,744,188	3.00%, 08/01/2045	1,693,976
1,519,193	3.50%, 10/01/2045	1,517,177
820,783	4.00%, 12/01/2045	839,725
2,769,188	3.50%, 04/01/2046	2,759,536
4,017,597	3.00%, 10/01/2046	3,893,205
6,569,284	3.00%, 11/01/2046	6,367,476
2,459,836	3.00%, 12/01/2046	2,382,914
5,486,756	3.00%, 02/01/2047	5,313,753
721,858	2.50%, 03/01/2047	675,375
3,245,250	4.00%, 05/01/2047	3,314,077
5,562,727	4.00%, 07/01/2047	5,674,683
701,947	3.50%, 08/01/2047	698,704
8,889,629	3.50%, 10/01/2047	8,845,725
1,804,674	4.50%, 10/01/2047	1,885,631
2,468,842	3.50%, 11/01/2047	2,456,740
500,000	4.50%, 11/01/2047	521,961
1,211,784	3.00%, 12/01/2047	1,173,117
1,487,586	3.50%, 01/01/2048	1,480,696
736,569	3.50%, 03/01/2048	732,929
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020	1,100,369
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	984,368
	Series K036 Class A1
1,574,158	2.78%, 04/25/2023	1,563,029
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	1,975,288
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	1,993,424
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	994,326
	Series K061 Class A1
722,183	3.01%, 08/25/2026	715,561
	Series K061 Class A2
750,000	3.35%, 11/25/2026	749,593
	Federal National Mortgage Association
7,796	4.00%, 04/01/2019	8,000
5,880	5.00%, 10/01/2020	5,994
7,893	8.00%, 11/01/2022	8,280
93,122	4.00%, 02/01/2025	95,599
1,213,754	3.50%, 12/01/2025	1,228,875
352,634	4.00%, 01/01/2026	362,064
566,576	3.50%, 02/01/2026	573,634
505,970	3.00%, 12/01/2026	505,921
1,036,940	3.00%, 02/01/2027	1,036,840
732,533	3.00%, 03/01/2027	732,462
1,327,044	3.00%, 04/01/2027	1,326,916
1,186,625	2.50%, 09/01/2027	1,162,917
1,581,039	2.50%, 02/01/2028	1,549,100
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,448,806	2.50%, 06/01/2028	$ 2,397,825
60,909	6.00%, 01/01/2029	66,563
764,796	3.00%, 03/01/2029	764,489
647,224	3.50%, 04/01/2029	656,826
394,962	3.50%, 09/01/2029	401,243
363,885	2.50%, 02/01/2030	355,291
327,050	2.50%, 06/01/2030	319,326
443,685	4.00%, 09/01/2030	455,722
1,349,691	3.00%, 10/01/2030	1,346,240
128,000	8.00%, 10/01/2030	142,769
1,139,482	3.50%, 01/01/2031	1,142,822
1,651,669	3.00%, 02/01/2031	1,642,361
1,180,449	4.50%, 08/01/2031	1,233,635
3,850,462	2.50%, 09/01/2031	3,746,954
401,779	3.50%, 01/01/2032	407,654
1,639,473	3.50%, 02/01/2032	1,660,329
76,989	6.50%, 06/01/2032	84,857
44,537	7.00%, 07/01/2032	51,045
1,652,509	3.00%, 08/01/2032	1,643,196
102,295	6.50%, 08/01/2032	112,750
4,634,287	3.00%, 10/01/2032	4,608,170
946,764	3.00%, 11/01/2032	941,483
1,346,377	3.00%, 02/01/2033	1,338,877
462,614	5.50%, 03/01/2033	500,499
80,589	5.50%, 05/01/2033	87,973
500,000	3.50%, 06/01/2033	506,472
829,391	3.00%, 08/01/2033	824,764
68,201	5.00%, 09/01/2033	73,035
50,824	5.50%, 01/01/2034	54,820
465,090	4.00%, 02/01/2034	481,206
296,096	5.50%, 03/01/2034	323,103
252,040	5.50%, 05/01/2034	274,101
73,871	5.50%, 02/01/2035	80,303
145,074	6.00%, 02/01/2035	158,961
943,949	3.00%, 03/01/2035	938,677
828,637	5.00%, 05/01/2035	887,260
15,459	5.00%, 07/01/2035	16,491
160,496	5.00%, 09/01/2035	171,855
178,832	5.00%, 10/01/2035	191,529
96,440	6.00%, 10/01/2035	106,202
150,262	5.50%, 11/01/2035	163,007
24,416	6.00%, 11/01/2035	26,683
50,580	6.00%, 12/01/2035	55,735
60,848	5.50%, 04/01/2036	65,863
191,095	6.00%, 04/01/2036	209,592
528,958	6.00%, 06/01/2036	582,207
18,526	6.50%, 08/01/2036	20,816
141,068	5.50%, 10/01/2036	153,411
101,288	5.50%, 11/01/2036	109,684
883,879	6.00%, 12/01/2036	968,126
2,689,835	3.00%, 01/01/2037	2,649,830
79,432	5.00%, 07/01/2037	85,057
440,832	5.50%, 08/01/2037	478,229
673,040	5.50%, 01/01/2038	726,810
320,529	6.00%, 03/01/2038	352,750
167,600	5.50%, 07/01/2038	182,951
96,553	6.00%, 05/01/2039	106,892
825,354	4.50%, 08/01/2039	867,945

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 937,687	5.00%, 08/01/2039	$ 1,005,864
700,777	5.00%, 12/01/2039	756,096
538,963	4.50%, 03/01/2040	567,016
572,975	5.00%, 06/01/2040	614,256
3,620,440	4.50%, 08/01/2040	3,808,893
895,332	4.50%, 09/01/2040	941,934
240,612	4.50%, 11/01/2040	253,112
357,355	5.00%, 11/01/2040	383,075
270,791	5.00%, 01/01/2041	290,870
2,439,554	4.00%, 02/01/2041	2,505,187
2,784,820	4.50%, 03/01/2041	2,928,726
3,950,644	5.00%, 05/01/2041	4,237,791
723,661	4.00%, 09/01/2041	743,200
458,399	4.50%, 10/01/2041	482,275
1,717,550	3.50%, 12/01/2041	1,723,133
1,682,742	4.00%, 01/01/2042	1,728,072
1,075,479	3.50%, 02/01/2042	1,078,966
5,730,103	3.00%, 09/01/2042	5,601,405
970,162	3.50%, 09/01/2042	959,369
3,526,879	3.00%, 12/01/2042	3,445,729
1,899,175	3.00%, 02/01/2043	1,855,930
3,696,839	3.00%, 03/01/2043	3,608,094
996,060	3.00%, 04/01/2043	972,764
3,164,638	3.50%, 05/01/2043	3,168,081
137,514	4.00%, 06/01/2043	141,151
452,185	4.00%, 07/01/2043	464,990
3,175,542	3.00%, 08/01/2043	3,101,490
1,074,992	3.50%, 08/01/2043	1,076,151
635,139	3.00%, 09/01/2043	620,681
516,348	4.00%, 09/01/2043	530,971
1,947,180	4.00%, 10/01/2043	2,002,709
1,561,974	4.00%, 12/01/2043	1,606,211
1,228,780	5.00%, 01/01/2044	1,303,679
2,072,566	3.00%, 02/01/2044	2,024,047
1,563,956	3.50%, 06/01/2044	1,565,656
1,190,217	3.50%, 08/01/2044	1,191,511
1,828,212	4.00%, 08/01/2044	1,883,078
2,589,068	3.50%, 10/01/2044	2,590,680
506,202	4.00%, 12/01/2044	517,124
1,125,490	3.50%, 05/01/2045	1,125,904
660,517	4.00%, 06/01/2045	676,555
783,612	3.50%, 11/01/2045	782,037
8,769,526	3.50%, 12/01/2045	8,751,898
5,236,644	3.50%, 01/01/2046	5,226,118
808,700	4.00%, 01/01/2046	825,018
5,717,112	3.50%, 02/01/2046	5,705,620
2,643,015	3.50%, 03/01/2046	2,637,702
4,200,628	3.00%, 06/01/2046	4,074,254
1,360,177	3.00%, 07/01/2046	1,319,256
12,625,771	3.50%, 07/01/2046	12,600,922
1,164,799	2.50%, 10/01/2046	1,091,462
5,014,147	3.00%, 10/01/2046	4,868,492
3,234,762	4.00%, 10/01/2046	3,300,067
1,960,753	3.00%, 11/01/2046	1,901,763
3,517,895	3.00%, 12/01/2046	3,412,059
449,206	3.50%, 12/01/2046	448,303
2,914,893	3.50%, 01/01/2047	2,908,356
2,772,299	3.50%, 02/01/2047	2,766,297
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,160,325	4.00%, 03/01/2047	$ 3,224,629
1,596,097	4.00%, 04/01/2047	1,628,824
3,611,487	4.00%, 05/01/2047	3,685,722
3,171,384	4.00%, 06/01/2047	3,236,738
1,513,278	4.50%, 06/01/2047	1,576,783
1,833,587	3.50%, 07/01/2047	1,828,622
4,256,757	3.50%, 08/01/2047	4,245,671
3,570,860	4.00%, 08/01/2047	3,645,001
1,351,127	3.00%, 09/01/2047	1,310,450
1,394,369	4.00%, 09/01/2047	1,423,391
2,490,000	4.50%, 09/01/2047	2,598,031
3,561,210	4.00%, 10/01/2047	3,635,338
1,577,111	4.50%, 11/01/2047	1,645,663
4,673,940	3.50%, 12/01/2047	4,658,431
1,099,295	3.50%, 01/01/2048	1,095,647
1,599,888	3.50%, 02/01/2048	1,593,266
1,380,723	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,323,758
	Government National Mortgage Association
1,787	5.00%, 09/15/2018	1,801
424	9.00%, 04/15/2021	425
9,745	7.00%, 07/15/2025	10,439
10,954	7.50%, 12/15/2025	11,654
163,552	3.50%, 02/15/2026	167,311
125,796	4.00%, 04/20/2026	129,532
1,573,416	2.50%, 04/15/2027	1,538,075
954,644	3.00%, 06/20/2027	956,021
1,696,176	2.50%, 11/20/2030	1,657,792
268,557	5.00%, 11/15/2033	285,881
52,255	5.50%, 12/15/2035	57,002
65,922	5.00%, 12/20/2035	70,614
122,230	6.00%, 01/20/2036	135,010
147,945	5.50%, 02/20/2036	160,485
895,948	5.00%, 06/15/2039	953,488
568,965	4.50%, 01/20/2040	597,975
853,037	4.00%, 05/20/2040	887,021
289,778	4.50%, 07/20/2040	304,569
168,686	5.50%, 07/20/2040	181,272
271,470	4.50%, 09/20/2040	285,329
981,687	4.00%, 10/15/2040	1,012,845
518,451	4.00%, 09/15/2041	535,041
97,191	4.50%, 12/20/2041	102,264
485,237	3.50%, 06/15/2042	489,094
1,533,263	3.50%, 06/20/2042	1,552,422
1,749,683	3.50%, 08/15/2042	1,763,612
912,803	3.00%, 10/15/2042	896,759
1,128,402	3.00%, 02/15/2043	1,108,593
2,966,477	3.50%, 10/20/2044	2,987,122
1,504,670	3.00%, 01/20/2046	1,481,507
2,429,342	3.50%, 02/20/2046	2,443,256
1,533,118	3.50%, 03/20/2046	1,541,899
776,746	4.00%, 03/20/2046	800,109
4,009,429	3.00%, 04/20/2046	3,944,297
1,704,528	3.50%, 04/20/2046	1,713,766

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,128,276	3.50%, 05/20/2046	$ 2,139,481
7,954,986	3.00%, 08/20/2046	7,806,896
2,529,953	3.00%, 09/20/2046	2,483,691
1,437,866	3.50%, 09/20/2046	1,444,554
2,684,374	3.50%, 10/20/2046	2,696,443
1,312,086	3.00%, 11/20/2046	1,286,544
1,961,341	3.00%, 12/20/2046	1,922,603
10,794,744	3.00%, 01/20/2047	10,580,152
2,119,447	3.50%, 01/20/2047	2,128,824
1,324,308	3.00%, 04/20/2047	1,297,647
2,615,958	3.50%, 04/20/2047	2,627,532
6,282,775	4.00%, 04/20/2047	6,449,427
2,342,817	3.50%, 05/20/2047	2,353,183
941,246	3.50%, 06/20/2047	944,972
5,109,081	3.50%, 07/20/2047	5,131,685
5,328,408	3.50%, 08/20/2047	5,351,983
4,106,429	4.00%, 09/20/2047	4,211,483
930,595	4.00%, 10/20/2047	954,402
4,450,217	4.50%, 11/20/2047	4,627,200
3,065,968	3.50%, 12/20/2047	3,079,533
2,223,100	3.50%, 01/20/2048	2,232,936
5,373,462	4.00%, 01/20/2048	5,510,930
1,235,268	3.00%, 02/20/2048	1,208,927
1,482,009	3.50%, 02/20/2048	1,488,566
975,121	4.50%, 02/20/2048	1,013,901
1,487,324	4.00%, 03/20/2048	1,525,374
1,495,703	4.00%, 04/20/2048	1,533,967
		450,241,833
TOTAL MORTGAGE-BACKED SECURITIES — 30.17% (Cost $484,189,559)		$ 469,623,555
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,034,480
105,000	Energy Northwest 2.81%, 07/01/2024	102,905
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,137,225
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,041,330
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,767,180
600,000	State of Illinois 5.10%, 06/01/2033	567,816
1,000,000	State of Texas 5.52%, 04/01/2039	1,263,150
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 2,044,560
TOTAL MUNICIPAL BONDS AND NOTES — 0.77% (Cost $12,026,419)		$ 11,958,646
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	506,906
2,000,000	2.63%, 12/10/2021(b)	1,992,566
2,600,000	5.75%, 06/12/2026	3,086,507
	Federal Home Loan Mortgage Corp
2,000,000	1.25%, 10/02/2019	1,969,612
500,000	2.38%, 01/13/2022	493,339
	Federal National Mortgage Association
3,500,000	1.00%, 10/24/2019	3,433,633
1,000,000	1.50%, 06/22/2020(b)	979,676
2,000,000	1.38%, 10/07/2021(b)	1,917,188
500,000	Resolution Funding Corp 9.38%, 10/15/2020	573,624
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,692,150
1,260,000	7.13%, 05/01/2030	1,732,326
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.18% (Cost $18,550,552)		$ 18,377,527
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
10,000,000	0.88%, 07/31/2019	9,839,063
12,000,000	1.00%, 08/31/2019(b)	11,805,469
5,000,000	1.00%, 09/30/2019	4,912,500
10,000,000	1.25%, 10/31/2019(b)	9,843,359
10,000,000	1.00%, 11/30/2019	9,796,875
8,000,000	1.50%, 11/30/2019	7,891,875
10,000,000	1.13%, 12/31/2019	9,801,563
11,000,000	1.25%, 01/31/2020	10,789,023
6,870,000	3.63%, 02/15/2020	6,991,567
11,000,000	1.38%, 02/29/2020	10,796,758
13,000,000	1.38%, 03/31/2020	12,747,109
3,800,000	1.13%, 04/30/2020	3,705,297
3,000,000	3.50%, 05/15/2020	3,052,734
9,000,000	1.38%, 05/31/2020	8,805,586
9,000,000	1.63%, 06/30/2020	8,840,039
10,000,000	1.63%, 07/31/2020	9,811,719
7,500,000	2.63%, 08/15/2020	7,509,082
9,000,000	1.38%, 09/30/2020	8,766,211
10,000,000	1.75%, 10/31/2020	9,812,500
10,000,000	2.63%, 11/15/2020	10,008,594
12,000,000	2.38%, 12/31/2020	11,936,719
4,800,000	2.13%, 01/31/2021	4,742,250

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	2.00%, 02/28/2021	$ 3,937,344
5,000,000	2.25%, 03/31/2021	4,951,367
7,000,000	1.38%, 04/30/2021	6,763,750
5,000,000	3.13%, 05/15/2021	5,068,555
5,000,000	2.00%, 05/31/2021	4,913,086
7,500,000	2.13%, 06/30/2021	7,391,016
6,500,000	1.13%, 07/31/2021	6,210,547
5,000,000	2.13%, 08/15/2021	4,922,461
2,000,000	2.13%, 09/30/2021	1,967,266
5,500,000	2.00%, 11/15/2021	5,383,770
2,650,000	8.00%, 11/15/2021	3,103,605
4,000,000	1.50%, 01/31/2022	3,839,062
4,000,000	2.00%, 02/15/2022	3,906,719
6,500,000	1.75%, 03/31/2022	6,283,926
5,000,000	1.75%, 04/30/2022	4,828,320
10,000,000	1.88%, 05/31/2022	9,696,094
5,000,000	2.13%, 06/30/2022	4,890,820
7,000,000	2.00%, 07/31/2022	6,808,867
9,700,000	1.63%, 08/15/2022	9,291,160
3,650,000	7.25%, 08/15/2022	4,296,164
5,000,000	1.75%, 09/30/2022	4,808,008
8,000,000	1.63%, 11/15/2022	7,641,250
5,000,000	2.13%, 12/31/2022	4,873,242
7,000,000	1.75%, 01/31/2023	6,706,055
11,000,000	1.50%, 02/28/2023	10,410,469
9,000,000	1.50%, 03/31/2023	8,509,219
8,000,000	1.75%, 05/15/2023	7,640,312
3,500,000	1.38%, 06/30/2023	3,277,148
5,000,000	2.50%, 08/15/2023	4,940,625
2,000,000	6.25%, 08/15/2023	2,333,594
5,000,000	1.38%, 09/30/2023	4,662,891
7,500,000	2.75%, 11/15/2023	7,495,898
8,000,000	2.25%, 01/31/2024	7,782,188
4,000,000	2.13%, 02/29/2024	3,863,281
10,000,000	2.50%, 05/15/2024	9,841,406
8,500,000	2.38%, 08/15/2024	8,296,465
10,750,000	2.25%, 11/15/2024	10,399,365
9,500,000	2.00%, 02/15/2025	9,032,793
10,000,000	2.13%, 05/15/2025	9,567,578
4,800,000	6.88%, 08/15/2025	6,056,813
6,000,000	2.25%, 11/15/2025	5,769,609
5,000,000	1.63%, 02/15/2026	4,586,328
10,000,000	2.00%, 11/15/2026	9,368,359
8,000,000	2.38%, 05/15/2027	7,701,250
5,000,000	2.25%, 08/15/2027	4,757,422
7,000,000	2.75%, 02/15/2028	6,937,383
4,000,000	2.88%, 05/15/2028(b)	4,006,250
2,200,000	4.75%, 02/15/2037	2,786,008
4,000,000	3.50%, 02/15/2039	4,352,031
2,275,000	4.38%, 05/15/2040	2,796,206
6,000,000	3.13%, 11/15/2041	6,157,500
10,000,000	2.75%, 08/15/2042	9,608,984
5,000,000	3.13%, 02/15/2043	5,125,586
10,000,000	2.88%, 05/15/2043	9,812,109
5,000,000	3.75%, 11/15/2043	5,676,953
5,000,000	3.63%, 02/15/2044	5,571,875
5,000,000	3.38%, 05/15/2044	5,350,586
5,000,000	3.13%, 08/15/2044	5,125,781
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	3.00%, 11/15/2044	$ 5,013,086
13,000,000	2.50%, 02/15/2045	11,840,664
9,500,000	2.50%, 02/15/2046	8,628,301
6,500,000	3.00%, 02/15/2047	6,517,012
2,500,000	2.75%, 11/15/2047	2,382,910
7,000,000	3.00%, 02/15/2048(b)	7,016,406
TOTAL U.S. TREASURY BONDS AND NOTES — 37.62% (Cost $598,340,125)		$ 585,686,990
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.52%
700,000	Repurchase agreement (principal amount/value $700,000 with a maturity value of $700,117 with Daiwa Capital Markets America Inc, 2.00%, dated 6/29/18 to be repurchased at $700,117 on 7/2/18 collateralized by a U.S. Treasury Note, 1.00%, 8/15/18, with a value of $714,046.	700,000
9,159,871	Undivided interest of 10.60% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $9,159,871 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	9,159,871
1,878,704	Undivided interest of 21.50% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $1,878,704 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(d)	1,878,704

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,159,871	Undivided interest of 26.60% in a repurchase agreement (principal amount/value $34,468,235 with a maturity value of $34,474,324) with Citigroup Global Markets Inc, 2.12%, dated 6/29/18 to be repurchased at $9,159,871 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/5/18 - 8/20/67, with a value of $35,157,600.(d)	$ 9,159,871
9,159,871	Undivided interest of 32.00% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $9,159,871 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(d)	9,159,871
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,159,871	Undivided interest of 9.89% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $9,159,871 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(d)	$ 9,159,871
SHORT TERM INVESTMENTS — 2.52% (Cost $39,218,188)		$ 39,218,188
TOTAL INVESTMENTS — 102.08% (Cost $1,628,028,843)		$1,589,197,993
OTHER ASSETS & LIABILITIES, NET — (2.08)%		$ (32,427,522)
TOTAL NET ASSETS — 100.00%		$1,556,770,471

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $44,959,796 and $44,246,537, respectively, representing 2.84% of net assets.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $37,705,589 of securities on loan)(a)	$1,549,979,805
Repurchase agreements, fair value(b)	39,218,188
Cash	133,440
Interest receivable	9,406,993
Subscriptions receivable	1,366,800
Receivable for investments sold	1,025,580
Total Assets	1,601,130,806
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	54,906
Payable for investments purchased	1,457,906
Payable for other accrued fees	141,130
Payable for shareholder services fees	165,910
Payable to investment adviser	157,062
Payable upon return of securities loaned	38,518,188
Redemptions payable	3,863,175
Total Liabilities	44,360,335
NET ASSETS	$1,556,770,471
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,800,008
Paid-in capital in excess of par	1,582,452,563
Net unrealized depreciation	(38,830,850)
Undistributed net investment income	1,152,810
Accumulated net realized loss	(3,804,060)
NET ASSETS	$1,556,770,471
NET ASSETS BY CLASS
Investor Class	$310,863,386
Class L	$287,958,217
Institutional Class	$957,948,868
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	23,100,845
Class L	33,635,625
Institutional Class	101,263,614
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.46
Class L	$8.56
Institutional Class	$9.46
(a) Cost of investments	$1,588,810,655
(b) Cost of repurchase agreements	$39,218,188
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$20,971,738
Income from securities lending	42,419
Total Income	21,014,157
EXPENSES:
Management fees	1,005,257
Shareholder services fees – Investor Class	542,281
Shareholder services fees – Class L	500,316
Audit and tax fees	18,427
Custodian fees	23,551
Director's fees	8,365
Distribution fees – Class L	355,404
Legal fees	973
Pricing fees	39,455
Registration fees	52,409
Shareholder report fees	13,387
Transfer agent fees	5,577
Other fees	3,970
Total Expenses	2,569,372
Less amount waived by investment adviser	32,145
Net Expenses	2,537,227
NET INVESTMENT INCOME	18,476,930
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,806,778)
Net change in unrealized depreciation on investments	(43,096,497)
Net Realized and Unrealized Loss	(46,903,275)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,426,345)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Bond Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$18,476,930	$32,240,080
Net realized loss	(3,806,778)	(164,122)
Net change in unrealized appreciation (depreciation)	(43,096,497)	13,776,985
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,426,345)	45,852,943
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(8,976)
Class L	-	(11,974)
Institutional Class	-	(37,793)
From return of capital	0	(58,743)
From net investment income
Investor Class	(2,153,932)	(3,572,613)
Class L	(3,154,523)	(4,981,710)
Institutional Class	(12,015,665)	(23,527,810)
From net investment income	(17,324,120)	(32,082,133)
Total Distributions	(17,324,120)	(32,140,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	68,478,856	178,481,185
Class L	52,690,752	164,444,743
Institutional Class	117,317,985	240,263,487
Shares issued in reinvestment of distributions
Investor Class	2,153,932	3,581,589
Class L	3,154,523	4,993,684
Institutional Class	12,015,665	23,565,603
Shares redeemed
Investor Class	(81,768,843)	(182,183,048)
Class L	(40,698,595)	(56,158,905)
Institutional Class	(123,871,149)	(120,656,550)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,473,126	256,331,788
Total Increase (Decrease) in Net Assets	(36,277,339)	270,043,855
NET ASSETS:
Beginning of Period	1,593,047,810	1,323,003,955
End of Period(a)	$1,556,770,471	$1,593,047,810
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Bond Index Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,063,672	13,013,075
Class L	6,081,638	18,607,024
Institutional Class	12,244,417	24,568,069
Shares issued in reinvestment of distributions
Investor Class	160,165	260,508
Class L	368,116	564,476
Institutional Class	1,269,810	2,413,892
Shares redeemed
Investor Class	(6,039,172)	(13,257,123)
Class L	(4,718,936)	(6,344,569)
Institutional Class	(12,953,291)	(12,332,703)
Net Increase	1,476,419	27,492,649
(a) Including undistributed net investment income:	$1,152,810	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$13.81	0.15	(0.41)	(0.26)	-	(0.09)	-	(0.09)	$13.46	(1.86%) (d)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (e)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (e)	0.26	(0.00) (e)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26	(0.61)	(0.35)	-	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
Class L
06/29/2018(Unaudited)	$ 8.83	0.08	(0.26)	(0.18)	-	(0.09)	-	(0.09)	$ 8.56	(2.00%) (d)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (e)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (e)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16	(0.43)	(0.27)	-	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
Institutional Class
06/29/2018(Unaudited)	$ 9.74	0.12	(0.28)	(0.16)	-	(0.12)	-	(0.12)	$ 9.46	(1.65%) (d)
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (e)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (e)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (f)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 310,863	0.51% (h)	0.50% (h)	2.22% (h)	18% (d)
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33% (i)
12/31/2016	$ 323,718	0.50%	0.50%	1.86%	42% (j)
12/31/2015	$ 310,939	0.50%	0.50%	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	35%
Class L
06/29/2018 (Unaudited)	$ 287,958	0.77% (h)	0.75% (h)	1.97% (h)	18% (d)
12/31/2017	$ 281,689	0.76%	0.75%	1.75%	33% (i)
12/31/2016	$ 167,319	0.75%	0.75%	1.57%	42% (j)
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	35%
Institutional Class
06/29/2018 (Unaudited)	$ 957,949	0.15% (h)	0.15% (h)	2.57% (h)	18% (d)
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33% (i)
12/31/2016	$ 831,966	0.15%	0.15%	2.21%	42% (j)
12/31/2015 (f)	$ 752,326	0.15% (h)	0.15% (h)	2.28% (h)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 33%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - June 29, 2018

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At June 29, 2018, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 29, 2018

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$1,628,115,104
Gross unrealized appreciation on investments	5,526,200
Gross unrealized depreciation on investments	(44,443,311)
Net unrealized depreciation on investments	$(38,917,111)
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 29, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral (Received) Pledged(a)	Net Amount
Repurchase agreements	$700,000	$—	$(700,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$32,145	$39,521	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - June 29, 2018

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $94,090,508 and $90,168,949, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $203,011,060 and $183,031,855, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $37,705,589 and received collateral as reported on the Statement of Assets and Liabilities of $38,518,188 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	6,174,583
Foreign Government Bonds and Notes	7,488,666
U.S. Government Agency Bonds and Notes	4,334,788
U.S. Treasury Bonds and Notes	20,520,151
Total secured borrowings	$38,518,188
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Bond Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the one-, three-, five- and ten-year periods ended December 31, 2017, such underperformance was primarily due to the Fund’s expenses. The Board further noted that, although the Fund’s Investor Class was in the fourth quartile of its peer group for the annualized three-year period ended December 31, 2017, the Fund’s Investor Class was in the third quartile of its peer group for the annualized one-, five- and ten-year periods ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers), and the Institutional Class was in the third quartile for all periods reviewed. The Board also noted the three-star Morningstar rating for each Class as of December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis of that information provided by the Independent Fee Consultant. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, for each Class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Investor Class Contractual Management Fee was the same as the average and median contractual management fees of its peer group of funds and the Fund’s Institutional Class Contractual Management Fee was lower than the average and higher than the median contractual management fees of its peer group of funds. The Board also considered that the Investor Class peer group included four funds, all but one of which were larger than the Fund, and noted that the Fund’s Investor Class total annual operating expense ratio was higher than the average and median of its peer group and peer universe and in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was the same as the average and higher than the median expense ratio of its peer group, lower than the average and higher than the median of its peer universe and in the third quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018